Quarterly Report
October 31, 2019
MFS®  High Income Fund

Portfolio of Investments
10/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 92.3%
Aerospace – 1.6%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$4,535,000	$4,332,739
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (z)		3,665,000	3,829,925
TransDigm, Inc., 6.5%, 7/15/2024		4,015,000	4,145,488
TransDigm, Inc., 6.25%, 3/15/2026 (n)		5,257,000	5,631,561
TransDigm, Inc., 6.375%, 6/15/2026		2,365,000	2,474,381
TransDigm, Inc., 5.5%, 11/15/2027 (z)		5,035,000	5,018,334
			$25,432,428
Asset-Backed & Securitized – 0.0%
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 3.236% (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(p)(z)		$754,746	$75
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”, FLR, 3.436% (LIBOR - 3mo. + 1.5%), 4/26/2050 (a)(p)(z)		2,386,161	239
Lehman Brothers Commercial Conduit Mortgage Trust, 0.949%, 2/18/2030 (i)		151,885	2
			$316
Automotive – 1.8%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$14,883,000	$15,236,471
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		675,000	727,313
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		6,025,000	6,455,185
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		6,835,000	6,886,262
			$29,305,231
Broadcasting – 4.0%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026 (n)		$3,265,000	$3,411,925
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (z)		3,860,000	3,975,800
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)		1,110,000	1,190,475
iHeartCommunications, Inc., 5.25%, 8/15/2027 (z)		1,290,000	1,330,893
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		3,975,000	4,104,187
Match Group, Inc., 6.375%, 6/01/2024		6,560,000	6,888,000
Match Group, Inc., 5%, 12/15/2027 (n)		4,425,000	4,618,594
National CineMedia, LLC, 5.875%, 4/15/2028 (z)		3,455,000	3,631,551
Netflix, Inc., 5.875%, 2/15/2025		8,395,000	9,234,500
Netflix, Inc., 5.875%, 11/15/2028		4,100,000	4,515,125
Netflix, Inc., 3.875%, 11/15/2029	EUR	4,865,000	5,551,545
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		$5,955,000	6,280,738
WMG Acquisition Corp., 5%, 8/01/2023 (n)		1,780,000	1,824,500
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		6,570,000	6,799,950
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		1,490,000	1,564,500
			$64,922,283
Building – 5.1%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		$8,040,000	$8,444,412
ABC Supply Co., Inc., 4%, 1/15/2028 (z)		8,005,000	7,984,987
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		5,483,000	5,387,322
Beacon Roofing Supply, Inc., 4.5%, 11/15/2026 (n)		2,385,000	2,432,700
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (p)(z)		1,125,000	1,119,375
Core & Main LP, 6.125%, 8/15/2025 (n)		4,055,000	4,120,894
HD Supply, Inc., 5.375%, 10/15/2026 (n)		9,325,000	9,861,187
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		3,820,000	3,962,639
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		3,810,000	3,990,975
NCI Building Systems, Inc., 8%, 4/15/2026 (n)		3,180,000	3,127,148
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		2,740,000	2,835,900
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		4,888,000	5,083,520
Patrick Industries, Inc., 7.5%, 10/15/2027 (z)		2,575,000	2,671,563
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		4,536,000	4,161,780
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		3,680,000	3,785,984
Standard Industries, Inc., 6%, 10/15/2025 (n)		6,955,000	7,302,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	$6,865,000	$6,996,293
		$83,269,429
Business Services – 2.8%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$5,735,000	$5,985,906
CDK Global, Inc., 4.875%, 6/01/2027	6,335,000	6,675,506
Equinix, Inc., 5.75%, 1/01/2025	4,330,000	4,476,267
Equinix, Inc., 5.875%, 1/15/2026	2,830,000	3,006,026
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	2,175,000	2,441,438
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027	1,765,000	1,824,569
MSCI, Inc., 5.75%, 8/15/2025 (n)	4,055,000	4,252,681
MSCI, Inc., 4.75%, 8/01/2026 (n)	12,715,000	13,318,327
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	3,860,000	4,106,075
		$46,086,795
Cable TV – 9.0%
Altice Financing S.A., 7.5%, 5/15/2026 (n)	$2,370,000	$2,518,125
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	1,432,000	1,467,370
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	2,185,000	2,266,938
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	15,210,000	16,061,760
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	10,855,000	11,506,300
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (z)	4,475,000	4,563,157
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	5,860,000	6,174,975
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	17,805,000	18,873,478
CSC Holdings LLC, 7.5%, 4/01/2028 (n)	3,705,000	4,177,387
DISH DBS Corp., 5.875%, 11/15/2024	3,115,000	3,122,788
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)	3,130,000	2,903,388
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	8,155,000	7,624,925
LCPR Senior Secured Financing D.A.C., 6.75%, 10/15/2027 (z)	2,960,000	3,037,700
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	11,620,000	12,142,900
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	3,290,000	3,556,326
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	2,750,000	2,799,500
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	2,785,000	2,896,400
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	6,000,000	6,381,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (z)	3,230,000	3,372,282
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,535,000	1,667,394
Videotron Ltd., 5.125%, 4/15/2027 (n)	13,275,000	14,104,687
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	1,125,000	1,158,750
Virgin Media Secured Finance PLC, 5.5%, 5/15/2029 (z)	4,425,000	4,701,562
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	7,610,000	7,838,300
		$144,917,392
Chemicals – 1.7%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$11,415,000	$11,785,988
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	4,769,000	4,625,930
Element Solutions, Inc., 5.875%, 12/01/2025 (z)	2,180,000	2,275,718
SPCM S.A., 4.875%, 9/15/2025 (n)	6,155,000	6,370,425
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (z)	3,195,000	3,179,025
		$28,237,086
Computer Software – 1.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	$3,595,000	$3,650,291
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	3,320,000	3,789,374
VeriSign, Inc., 5.25%, 4/01/2025	7,505,000	8,217,975
VeriSign, Inc., 4.75%, 7/15/2027	3,105,000	3,279,656
		$18,937,296

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 2.4%
CDW LLC/CDW Finance Corp., 4.25%, 4/01/2028	$6,390,000	$6,614,289
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	9,290,000	10,079,650
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	4,705,000	4,880,544
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	9,280,000	9,523,600
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	6,910,000	7,393,700
		$38,491,783
Conglomerates – 3.1%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$4,995,000	$5,282,212
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	8,635,000	9,144,897
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	1,760,000	1,905,200
EnerSys, 5%, 4/30/2023 (n)	7,330,000	7,559,062
Gates Global LLC, 6%, 7/15/2022 (n)	3,862,000	3,857,173
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (z)	2,235,000	2,072,963
MTS Systems Corp., 5.75%, 8/15/2027 (z)	4,370,000	4,577,575
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	4,820,000	5,181,500
TriMas Corp., 4.875%, 10/15/2025 (n)	10,785,000	10,973,737
		$50,554,319
Construction – 1.2%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	$6,260,000	$6,619,950
Toll Brothers Finance Corp., 4.875%, 11/15/2025	3,840,000	4,147,200
Toll Brothers Finance Corp., 4.35%, 2/15/2028	8,755,000	9,102,464
		$19,869,614
Consumer Products – 0.7%
Coty, Inc., 6.5%, 4/15/2026 (n)	$3,490,000	$3,575,784
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	6,155,000	6,563,076
Mattel, Inc., 6.75%, 12/31/2025 (n)	1,110,000	1,158,563
		$11,297,423
Consumer Services – 1.8%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$3,815,000	$3,986,675
Cimpress N.V., 7%, 6/15/2026 (n)	5,550,000	5,855,250
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	4,070,000	4,431,212
GW B-CR Security Corp., 9.5%, 11/01/2027	886,000	910,365
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	2,510,000	2,691,975
Realogy Group LLC, 9.375%, 4/01/2027 (n)	4,475,000	4,396,688
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	6,705,000	6,939,675
		$29,211,840
Containers – 3.6%
ARD Finance S.A., 7.125%, 9/15/2023	$4,600,000	$4,778,250
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)	2,769,731	2,817,240
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)	3,140,000	3,002,625
Crown American LLC, 4.5%, 1/15/2023	5,430,000	5,674,350
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	7,885,000	8,229,969
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	3,565,000	3,740,755
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	4,820,000	4,518,750
Reynolds Group, 5.75%, 10/15/2020	2,674,737	2,683,965
Reynolds Group, 5.125%, 7/15/2023 (n)	4,330,000	4,442,363
Reynolds Group, 7%, 7/15/2024 (n)	1,450,000	1,500,750
Sealed Air Corp., 4.875%, 12/01/2022 (n)	6,300,000	6,670,125
Silgan Holdings, Inc., 4.75%, 3/15/2025	6,115,000	6,252,587
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (z)	3,300,000	3,518,625
		$57,830,354

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.5%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$3,360,000	$2,989,392
CommScope Technologies LLC, 5%, 3/15/2027 (n)	5,430,000	4,439,025
		$7,428,417
Electronics – 2.1%
Entegris, Inc., 4.625%, 2/10/2026 (n)	$6,475,000	$6,666,191
Qorvo, Inc., 5.5%, 7/15/2026	9,000,000	9,607,320
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	7,540,000	8,275,150
Sensata Technologies B.V., 5%, 10/01/2025 (n)	8,870,000	9,559,199
		$34,107,860
Energy - Independent – 1.8%
Callon Petroleum Co., 6.375%, 7/01/2026	$4,025,000	$3,753,312
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	5,120,000	5,004,902
Highpoint Operating Corp., 7%, 10/15/2022	675,000	604,125
Jagged Peak Energy LLC, 5.875%, 5/01/2026	3,020,000	3,050,200
Laredo Petroleum, Inc., 6.25%, 3/15/2023	675,000	615,938
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	3,885,000	3,885,000
Montage Resources Corp., 8.875%, 7/15/2023	675,000	518,063
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	4,205,000	4,341,662
Range Resources Corp., 4.875%, 5/15/2025	900,000	722,250
Sanchez Energy Corp., 6.125%, 1/15/2023 (a)(d)	4,285,000	192,825
SM Energy Co., 6.75%, 9/15/2026	3,615,000	3,099,863
Southwestern Energy Co., 6.2%, 1/23/2025	900,000	792,000
WPX Energy, Inc., 5.75%, 6/01/2026	3,425,000	3,442,125
		$30,022,265
Entertainment – 2.0%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025	$3,540,000	$3,363,354
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (n)	2,155,000	2,230,425
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	9,165,000	9,760,725
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)	1,270,000	1,324,102
Motion Bondco D.A.C., 6.625%, 11/15/2027 (z)	4,300,000	4,375,250
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	10,565,000	10,908,362
		$31,962,218
Financial Institutions – 2.7%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$2,520,000	$2,627,100
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	3,815,000	4,116,385
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	2,820,000	2,927,724
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	9,555,000	9,779,065
OneMain Financial Corp., 6.875%, 3/15/2025	3,490,000	3,952,425
OneMain Financial Corp., 7.125%, 3/15/2026	2,160,000	2,462,400
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	10,875,000	11,955,975
Wand Merger Corp., 8.125%, 7/15/2023 (n)	5,290,000	5,607,400
		$43,428,474
Food & Beverages – 3.4%
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	$6,235,000	$6,499,987
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	7,925,000	8,717,579
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	4,312,000	4,446,750
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	11,615,000	12,210,269
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	3,170,000	3,332,463
Performance Food Group Co., 5.5%, 10/15/2027 (z)	4,585,000	4,848,637
Pilgrim's Pride Corp., 5.75%, 3/15/2025 (n)	1,895,000	1,966,063
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	4,695,000	5,030,786
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	7,555,000	7,781,650
		$54,834,184

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 4.4%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$5,265,000	$5,390,044
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	3,185,000	3,459,547
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	4,545,000	4,983,683
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	3,540,000	3,892,761
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	8,935,000	9,381,750
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	7,420,000	7,624,050
MGM Growth Properties LLC, 4.5%, 9/01/2026	10,770,000	11,443,125
Scientific Games Corp., 8.25%, 3/15/2026 (n)	3,025,000	3,198,937
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	11,855,000	12,507,025
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	4,800,000	5,100,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (z)	1,335,000	1,391,738
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	2,720,000	2,799,050
		$71,171,710
Industrial – 0.5%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$7,665,000	$8,000,344
Insurance - Health – 0.6%
Centene Corp., 6.125%, 2/15/2024	$3,530,000	$3,670,106
Centene Corp., 5.375%, 6/01/2026 (n)	5,555,000	5,879,967
		$9,550,073
Insurance - Property & Casualty – 1.0%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (z)	$4,320,000	$4,493,275
AssuredPartners, Inc., 7%, 8/15/2025 (n)	4,710,000	4,692,338
Hub International Ltd., 7%, 5/01/2026 (n)	7,210,000	7,417,287
		$16,602,900
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$3,720,000	$3,831,600
Major Banks – 0.9%
Barclays PLC, 7.875%, 12/29/2049	$2,990,000	$3,188,321
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	2,815,000	3,061,313
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	7,705,000	8,348,367
		$14,598,001
Medical & Health Technology & Services – 6.9%
Avantor, Inc., 9%, 10/01/2025 (n)	$7,985,000	$8,920,842
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	2,215,000	2,071,025
DaVita, Inc., 5%, 5/01/2025	5,970,000	6,030,894
Encompass Health Corp., 5.75%, 9/15/2025	3,565,000	3,720,969
Encompass Health Corp., 4.5%, 2/01/2028	1,790,000	1,830,275
HCA, Inc., 7.5%, 2/15/2022	6,000,000	6,657,000
HCA, Inc., 5.375%, 2/01/2025	14,590,000	16,030,762
HCA, Inc., 5.875%, 2/15/2026	7,810,000	8,786,250
HCA, Inc., 5.625%, 9/01/2028	1,395,000	1,567,631
HealthSouth Corp., 5.125%, 3/15/2023	5,855,000	5,972,100
HealthSouth Corp., 5.75%, 11/01/2024	1,181,000	1,194,286
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	3,085,000	3,034,869
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	11,030,000	11,691,800
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	3,885,000	3,593,819
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	2,240,000	1,876,000
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	5,727,000	6,041,985
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	6,105,000	6,700,238
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	1,260,000	812,700
Tenet Healthcare Corp., 6.75%, 6/15/2023	4,275,000	4,524,874
Tenet Healthcare Corp., 4.875%, 1/01/2026 (z)	5,670,000	5,868,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	$4,620,000	$4,400,550
		$111,327,319
Medical Equipment – 1.3%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$4,170,000	$4,295,100
Teleflex, Inc., 5.25%, 6/15/2024	5,595,000	5,745,366
Teleflex, Inc., 4.875%, 6/01/2026	3,310,000	3,470,328
Teleflex, Inc., 4.625%, 11/15/2027	7,390,000	7,741,025
		$21,251,819
Metals & Mining – 3.0%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$2,895,000	$2,895,000
Big River Steel LLC, 7.25%, 9/01/2025 (n)	1,100,000	1,130,250
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	3,190,000	3,114,238
Freeport-McMoRan, Inc., 5%, 9/01/2027	4,870,000	4,973,487
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	4,110,000	4,183,158
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	2,155,000	2,079,575
Harsco Corp., 5.75%, 7/31/2027 (n)	4,220,000	4,383,609
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	6,360,000	3,180,000
Novelis Corp., 5.875%, 9/30/2026 (n)	5,815,000	6,106,331
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	1,097,000	767,900
Steel Dynamics, Inc., 4.125%, 9/15/2025	5,990,000	6,125,374
Steel Dynamics, Inc., 5%, 12/15/2026	4,425,000	4,713,510
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	1,835,000	1,559,750
TMS International Corp., 7.25%, 8/15/2025 (n)	5,105,000	4,224,388
		$49,436,570
Midstream – 2.8%
Antero Midstream Partners LP, 5.75%, 3/01/2027 (z)	$900,000	$669,375
Cheniere Energy Partners LP, 5.25%, 10/01/2025	12,065,000	12,487,275
Cheniere Energy, Inc., 5.875%, 3/31/2025	13,585,000	15,063,591
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)	2,601,000	2,649,769
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	5,590,000	5,610,962
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	3,280,000	3,362,066
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	5,765,000	5,901,919
		$45,744,957
Network & Telecom – 0.4%
C&W Senior Financing Designated Activity, 6.875%, 9/15/2027 (z)	$2,770,000	$2,915,425
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	3,315,000	3,369,300
		$6,284,725
Oil Services – 0.6%
Apergy Corp., 6.375%, 5/01/2026	$4,350,000	$4,252,125
Diamond Offshore Drill Co., 5.7%, 10/15/2039	3,960,000	2,118,600
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	1,335,000	1,134,750
Nabors Industries, Inc., 5.75%, 2/01/2025	3,010,000	2,243,353
		$9,748,828
Oils – 0.8%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$6,530,000	$6,903,516
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023	1,035,000	1,066,050
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	5,075,000	5,303,375
		$13,272,941
Pharmaceuticals – 1.5%
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)	$4,220,000	$4,256,925
Eagle Holding Co. II LLC, 7.75%, 5/15/2022 (n)	1,305,000	1,324,575
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	3,265,000	2,056,950

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	$2,380,000	$2,400,825
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	13,390,000	13,900,494
		$23,939,769
Pollution Control – 0.5%
Covanta Holding Corp., 5.875%, 3/01/2024	$4,255,000	$4,372,013
Covanta Holding Corp., 6%, 1/01/2027	1,605,000	1,677,225
GFL Environmental, Inc., 8.5%, 5/01/2027 (z)	1,280,000	1,408,000
		$7,457,238
Printing & Publishing – 0.4%
Nielsen Co. Lux S.à r.l., 5%, 2/01/2025 (n)	$1,325,000	$1,318,375
Nielsen Finance LLC, 5%, 4/15/2022 (n)	5,066,000	5,091,431
		$6,409,806
Real Estate - Healthcare – 0.6%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$4,370,000	$4,593,963
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	4,805,000	5,057,262
		$9,651,225
Real Estate - Other – 1.5%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$8,580,000	$8,837,400
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	4,705,000	5,028,469
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	3,640,000	3,712,800
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	6,741,000	6,969,183
		$24,547,852
Restaurants – 1.3%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$3,455,000	$3,558,995
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	12,790,000	13,525,425
Yum! Brands, Inc., 4.75%, 1/15/2030 (z)	3,445,000	3,612,944
		$20,697,364
Retailers – 1.2%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$4,030,000	$4,095,487
EG Global Finance PLC, 6.75%, 2/07/2025 (n)	2,475,000	2,475,000
EG Global Finance PLC, 8.5%, 10/30/2025 (z)	1,370,000	1,439,021
L Brands, Inc., 5.25%, 2/01/2028	7,335,000	6,803,212
Party City Holdings, Inc., 6.625%, 8/01/2026 (n)	2,160,000	2,100,600
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	2,165,000	2,235,363
		$19,148,683
Specialty Chemicals – 0.8%
Koppers, Inc., 6%, 2/15/2025 (n)	$3,465,000	$3,454,466
Univar USA, Inc., 6.75%, 7/15/2023 (n)	9,100,000	9,247,875
		$12,702,341
Specialty Stores – 0.6%
Penske Automotive Group Co., 5.375%, 12/01/2024	$3,885,000	$3,991,837
Penske Automotive Group Co., 5.5%, 5/15/2026	3,480,000	3,636,600
PetSmart, Inc., 5.875%, 6/01/2025 (n)	1,567,000	1,543,699
		$9,172,136
Supermarkets – 0.4%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024	$2,112,000	$2,214,960
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	3,485,000	3,605,930
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (z)	300,000	320,250
		$6,141,140

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 5.5%
Altice France S.A., 8.125%, 2/01/2027 (n)	$5,860,000	$6,497,275
Altice France S.A., 5.5%, 1/15/2028 (z)	1,760,000	1,793,000
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	6,645,000	6,852,656
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	2,100,000	1,989,750
SBA Communications Corp., 4%, 10/01/2022	7,520,000	7,671,528
SBA Communications Corp., 4.875%, 9/01/2024	7,870,000	8,174,963
SFR Group S.A., 7.375%, 5/01/2026 (n)	6,095,000	6,526,800
Sprint Corp., 7.875%, 9/15/2023	7,715,000	8,515,431
Sprint Corp., 7.125%, 6/15/2024	13,470,000	14,614,950
Sprint Nextel Corp., 6%, 11/15/2022	4,120,000	4,356,900
T-Mobile USA, Inc., 6.5%, 1/15/2024	2,830,000	2,939,663
T-Mobile USA, Inc., 5.125%, 4/15/2025	4,325,000	4,493,891
T-Mobile USA, Inc., 6.5%, 1/15/2026	4,610,000	4,933,161
T-Mobile USA, Inc., 5.375%, 4/15/2027	8,610,000	9,255,750
		$88,615,718
Utilities - Electric Power – 2.1%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$12,165,000	$12,484,331
Drax Finco PLC, 6.625%, 11/01/2025 (n)	4,175,000	4,420,281
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	8,250,000	8,580,000
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	2,545,000	2,595,900
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	3,898,000	4,004,026
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,735,000	1,774,038
		$33,858,576
Total Bonds		$1,493,310,642
Floating Rate Loans (r) – 0.3%
Broadcasting – 0.1%
Warner Music Group, Term Loan F, 3.91%, 11/01/2023	$1,241,000	$1,240,224
Conglomerates – 0.1%
Gates Global LLC, Term Loan B2, 4.535%, 3/31/2024	$1,462,081	$1,429,446
Food & Beverages – 0.1%
U.S. Foods Holding Corp., Term Loan B, 3.785%, 6/27/2023	$1,228,305	$1,231,759
Total Floating Rate Loans		$3,901,429
Common Stocks – 0.1%
Construction – 0.0%
ICA Tenedora S.A. de C.V. (a)	347,563	$613,784
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	3,250	$1,643,817
Total Common Stocks		$2,257,601
Convertible Bonds – 0.1%
Cable TV – 0.1%
DISH Network Corp., 3.375%, 8/15/2026	$2,175,000	$2,033,758

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	2,104	$526
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	2,104	263
Total Warrants				$789

Investment Companies (h) – 6.8%
Money Market Funds – 6.8%
MFS Institutional Money Market Portfolio, 1.89% (v)	109,128,857	$109,139,770

Other Assets, Less Liabilities – 0.4%		6,922,245
Net Assets – 100.0%		$1,617,566,234
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $109,139,770 and $1,501,504,219, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $883,654,457, representing 54.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ABC Supply Co., Inc., 4%, 1/15/2028	10/23/19-10/24/19	$8,021,548	$7,984,987
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028	8/01/19	300,000	320,250
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027	10/02/19-10/03/19	4,345,004	4,493,275
Altice France S.A., 5.5%, 1/15/2028	9/13/19	1,760,000	1,793,000
Antero Midstream Partners LP, 5.75%, 3/01/2027	10/15/19	749,852	669,375
C&W Senior Financing Designated Activity, 6.875%, 9/15/2027	8/22/19-9/24/19	2,920,552	2,915,425
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030	9/17/19	4,475,000	4,563,157
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024	9/12/19-10/11/19	1,119,880	1,119,375
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 3.236% (LIBOR - 3mo. + 1.3%), 4/26/2050	4/12/06-10/31/19	670,930	75
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”, FLR, 3.436% (LIBOR - 3mo. + 1.5%), 4/26/2050	4/12/06-10/31/19	2,101,425	239
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027	7/18/19-8/21/19	3,892,433	3,975,800
EG Global Finance PLC, 8.5%, 10/30/2025	10/11/19	1,370,000	1,439,021
Element Solutions, Inc., 5.875%, 12/01/2025	8/28/19-9/04/19	2,278,547	2,275,718
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026	8/02/19-8/16/19	3,699,155	3,829,925
GFL Environmental, Inc., 8.5%, 5/01/2027	9/03/19	1,400,988	1,408,000
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027	9/25/19	2,150,108	2,072,963
iHeartCommunications, Inc., 5.25%, 8/15/2027	8/01/19-8/21/19	1,307,977	1,330,893
LCPR Senior Secured Financing D.A.C., 6.75%, 10/15/2027	10/22/19	2,960,000	3,037,700
Motion Bondco D.A.C., 6.625%, 11/15/2027	10/16/19-10/18/19	4,360,344	4,375,250
MTS Systems Corp., 5.75%, 8/15/2027	7/11/19-7/12/19	4,396,108	4,577,575
National CineMedia, LLC, 5.875%, 4/15/2028	10/02/19-10/03/19	3,473,044	3,631,551
Patrick Industries, Inc., 7.5%, 10/15/2027	9/12/19	2,575,000	2,671,563
Performance Food Group Co., 5.5%, 10/15/2027	9/16/19-9/17/19	4,669,287	4,848,637

Portfolio of Investments (unaudited) – continued
Restricted Securities − continued	Acquisition Date	Cost	Value
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026	9/03/19-9/5/19	$3,149,419	$3,179,025
Telesat Holdings, Inc., 6.5%, 10/15/2027	9/27/19-9/30/19	3,260,099	3,372,282
Tenet Healthcare Corp., 4.875%, 1/01/2026	8/12/19-8/21/19	5,677,367	5,868,450
TransDigm, Inc., 5.5%, 11/15/2027	10/29/19	5,035,000	5,018,334
Trivium Packaging Finance B.V., 8.5%, 8/15/2027	7/19/19-8/21/19	3,430,946	3,518,625
Virgin Media Secured Finance PLC, 5.5%, 5/15/2029	10/21/19-10/30/19	4,698,935	4,701,562
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027	7/12/19	1,354,920	1,391,738
Yum! Brands, Inc., 4.75%, 1/15/2030	9/04/19	3,445,000	3,612,944
Total Restricted Securities			$93,996,714
% of Net assets			5.8%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 10/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	4,784,601	EUR	4,347,345	Merrill Lynch International	12/13/2019	$(77,211)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	23	$3,453,259	December – 2019	$50,995
U.S. Treasury Note 5 yr	Short	USD	325	38,741,015	December – 2019	265,455
						$316,450
At October 31, 2019, the fund had cash collateral of $289,200 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$789	$1,643,817	$1,644,606
Mexico	—	613,784	—	613,784
U.S. Corporate Bonds	—	1,263,594,379	—	1,263,594,379
Asset-Backed Securities (including CDOs)	—	316	—	316
Foreign Bonds	—	231,749,705	—	231,749,705
Floating Rate Loans	—	3,901,429	—	3,901,429
Mutual Funds	109,139,770	—	—	109,139,770
Total	$109,139,770	$1,499,860,402	$1,643,817	$1,610,643,989
Other Financial Instruments
Futures Contracts – Assets	$316,450	$—	$—	$316,450
Forward Foreign Currency Exchange Contracts – Liabilities	—	(77,211)	—	(77,211)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/19	$2,890,615
Change in unrealized appreciation or depreciation	(1,246,798)
Balance as of 10/31/19	$1,643,817
The net change in unrealized appreciation or depreciation from investments held as level 3 at October 31, 2019 is $(1,246,798). At October 31, 2019, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$73,476,944	$331,326,094	$295,678,645	$401	$14,976	$109,139,770
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,310,475	$—